Stock-Based Compensation Charge (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based compensation	$ 31.9	$ 32.2	$ 33.0